Segment information (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	$ 5,128	$ 8,236	$ 6,725
Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	7,328	10,304	9,030
All Other operating segment
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	663	1,014	837
Cost Centers
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	119	17	14
Corporate Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(1,442)	(1,517)	(1,174)
Timing
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	89	(298)	(203)
Inventory/cost of sales
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(112)	43	21
Postretirement Benefits Expense
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(685)	(696)	(670)
Financing Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(469)	(474)	(408)
Equity in Profit/Loss of Unconsolidated Affiliated Companies
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	6	(14)	24
Currency
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(110)	108	(315)
Interest rate swaps
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(1)	2	(149)
Other Income Expense Methodology Differences
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(238)	(251)	(273)
Other
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(20)	(2)	(9)
Machinery and Power Systems | Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	6,338	9,541	8,443
Machinery and Power Systems | Business
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	4,108	7,456	6,105
Machinery and Power Systems | Business | Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	6,338	9,541	8,443
Machinery and Power Systems | Business | All Other operating segment
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	663	1,014	837
Machinery and Power Systems | Business | Cost Centers
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	119	17	14
Machinery and Power Systems | Business | Corporate Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(1,442)	(1,517)	(1,174)
Machinery and Power Systems | Business | Timing
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	89	(298)	(203)
Machinery and Power Systems | Business | Inventory/cost of sales
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(112)	43	21
Machinery and Power Systems | Business | Postretirement Benefits Expense
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(685)	(696)	(670)
Machinery and Power Systems | Business | Financing Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(469)	(474)	(408)
Machinery and Power Systems | Business | Equity in Profit/Loss of Unconsolidated Affiliated Companies
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	6	(14)	24
Machinery and Power Systems | Business | Currency
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(110)	108	(315)
Machinery and Power Systems | Business | Interest rate swaps
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(1)	2	(149)
Machinery and Power Systems | Business | Other Income Expense Methodology Differences
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(238)	(251)	(273)
Machinery and Power Systems | Business | Other
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(50)	(19)	(42)
Financial Products | Business
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	1,020	780	620
Financial Products | Business | Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	990	763	587
Financial Products | Business | All Other operating segment
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Cost Centers
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Corporate Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Timing
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Inventory/cost of sales
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Postretirement Benefits Expense
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Financing Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Equity in Profit/Loss of Unconsolidated Affiliated Companies
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Currency
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Interest rate swaps
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Other Income Expense Methodology Differences
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Other
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	$ 30	$ 17	$ 33